Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	common stock, par value $0.01 per share
Amount Registered | shares	4,315,790
Proposed Maximum Offering Price per Unit	1.6650
Maximum Aggregate Offering Price	$ 7,185,790.35
Fee Rate	0.0087%
Amount of Registration Fee	$ 625.16
Offering Note	In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement shall be deemed to cover any additional shares of common stock, par value $0.01 per share (“common stock”) that may become issuable by reason of any stock splits, stock dividends, recapitalizations or similar transactions with respect to the common stock being registered.

Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) of the Securities Act and based upon the average of the high and low sales prices of a share of common stock as reported on the OTC Market (OTCQB) on October 8, 2026.